Delaware	Page 1
The First State

I, JEFFREY W. BULLOCK, SECRETARY OF STATE OF THE STATE OF DELAWARE, DO HEREBY CERTIFY THE ATTACHED IS A TRUE AND CORRECT COPY OF THE RESTATED CERTIFICATE OF "APOLLO DIVERSIFIED CREDIT FUND", FILED IN THIS OFFICE ON THE NINTH DAY OF MAY, A.D. 2022, AT 9:48 O'CLOCK A.M.

6008303 8100	Authentication: 203427704
SR# 20221845499	Date: 05-13-22

You may verify this certificate online at corp.delaware.gov/authver.shtml

RESTATED CERTIFICATE OF TRUST

OF

APOLLO DIVERSIFIED CREDIT FUND

THIS Restated Certificate of Trust of Apollo Diversified Credit Fund (the "Trust") is being duly executed and filed by the undersigned, as a trustee of the Trust, to amend and restate the original Certificate of Trust of the Trust which was filed on April 5, 2016, with the Secretary of State of the State of Delaware under the Delaware Statutory Trust Act (12 Del. C. § 3801 et seq.) (the "Original Certificate of Trust"). The name of the Trust at the time of the Original Certificate of Trust was filed with the Secretary of State of the State of Delaware was Griffin Institutional Access Global Credit Fund.

The Original Certificate of Trust is hereby restated in its entirety to read as follows:

1.        Name. The name of the statutory trust formed hereby is Apollo Diversified Credit Fund.

2.        Registered Office; Registered Agent. The business address of the Trust’s registered office in the State of Delaware is 1209 Orange Street, Wilmington, Delaware 19801. The name of the Trust’s registered agent at such address is The Corporation Trust Company.

3.        Investment Company. The Trust is a registered investment company under the Investment Company Act of 1940, as amended.

4.        Effective Date. This Restated Certificate of Trust shall be effective as of its filing with the Delaware Secretary of State.

5.        Series. Pursuant to Section 3806(b)(2) of the Act, the Trust may create one or more series having the rights and preferences set forth in the governing instrument of the Trust, as the same may be amended from time to time (each a “Series”).

6.        Notice of Limitation of Liabilities of Each Series. Pursuant to Section 3804(a) of the Act, there shall be a limitation on liabilities of each Series such that (a) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally or the assets of any other Series thereof and (b) unless otherwise provided in the governing instrument of the Trust, none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other Series thereof shall be enforceable against the assets of such Series.

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State of Delaware Secretary of State Division of Corporations Delivered 09:48 AM 05/09/2022 FILED 09:48 AM 05/09/2022 SR 20221845499 - File Number 6008303

IN WITNESS WHEREOF, the undersigned has executed this Restated Certificate of Trust in accordance with Section 3811(a) of the Delaware Statutory Trust Act.

Earl Hunt, not in his individual capacity but solely as Trustee